OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  February 28, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613


                               Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Fund
               Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                                 Value
               COMMON STOCKS - 99.8 %
               Energy - 8.4 %
               Integrated Oil & Gas - 7.0 %
     400,000   BP Amoco Plc  (A.D.R. )                                            $        23,012,000
     660,044   ConocoPhillips                                                              54,684,645
   2,941,000   ChevronTexaco Corp.                                                        157,755,240
     888,500   Occidental Petroleum Corp.                                                  49,693,805
   3,006,986   Exxon Mobil Corp.                                                          145,327,633
                                                                                  $       430,473,323
               Oil & Gas Drilling - 0.2 %
     200,000   Schlumberger Ltd.                                                  $        13,462,000
               Oil & Gas Exploration & Production - 1.2 %
     475,000   Apache Corp.                                                       $        23,802,250
   1,401,900   Pioneer Natural Resources Co. (b)                                           48,337,512
                                                                                  $        72,139,762
               Total Energy                                                       $       516,075,085
               Materials - 6.9 %
               Aluminum - 0.8 %
   1,426,000   Alcoa, Inc.                                                        $        47,899,340
               Commodity Chemicals - 1.1 %
     500,000   Air Products & Chemicals, Inc.                                     $        27,190,000
     916,896   E.I. du Pont de Nemours and Co.                                             39,243,149
                                                                                  $        66,433,149
               Diversified Chemical - 0.4 %
     400,000   PPG Industries, Inc.                                               $        24,512,000
               Diversified Metals & Mining - 3.6 %
     500,000   BHP Billiton Ltd. (A.D.R.)                                         $        10,375,000
     700,000   Inco Ltd. *                                                                 27,335,000
     794,000   Phelps Dodge Corp.                                                          73,071,820
   4,000,000   Rio Tinto Plc                                                              107,699,500
                                                                                  $       218,481,320
               Paper Products - 0.5 %
   1,080,000   Meadwestvaco Corp.                                                 $        34,452,000
               Precious Metals & Minerals - 0.1 %
     200,000   Newmont Mining Corp.                                               $         9,106,000
               Specialty Chemicals - 0.4 %
     787,300   Ecolab, Inc.                                                       $        24,752,712
               Total Materials                                                    $       425,636,521
               Capital Goods - 7.8 %
               Aerospace & Defense - 1.7 %
     992,300   General Dynamics Corp.                                             $       101,313,830
               Electrical Components & Equipment - 0.8 %
     445,800   Emerson Electric Co.                                               $        27,590,562
     636,500   General Electric Co.                                                        21,373,670
                                                                                  $        48,964,232
               Industrial Conglomerates - 2.9 %
     480,800   Illinois Tool Works, Inc.                                          $        44,796,136
   1,126,600   Johnson Controls, Inc.                                                      64,002,146
     750,000   United Technologies Corp.                                                   70,035,000
                                                                                  $       178,833,282
               Industrial Machinery - 2.4 %
     800,000   Caterpillar, Inc.                                                  $        64,360,000
   1,270,000   Deere & Co.                                                                 81,978,500
                                                                                  $       146,338,500
               Total Capital Goods                                                $       475,449,844
               Commercial Services & Supplies - 1.0 %
               Office Services & Supplies - 1.0 %
   1,243,900   Canon, Inc. (A.D.R.)                                               $        58,662,324
               Total Commercial Services & Supplies                               $        58,662,324
               Transportation - 3.8 %
               Airlines - 0.8 %
   3,538,600   Southwest Airlines Co.                                             $        48,195,732
               Railroads - 2.5 %
   1,054,200   Burlington Northern, Inc.                                          $        40,386,402
   3,730,100   Norfolk Southern Corp.                                                     110,933,174
                                                                                  $       151,319,576
               Trucking - 0.5 %
     450,000   United Parcel Service                                              $        34,164,000
               Total Transportation                                               $       233,679,308
               Automobiles & Components - 2.5 %
               Automobile Manufacturers - 2.5 %
   5,000,000   Ford Motor Corp.                                                   $        70,250,000
   1,237,500   Paccar, Inc.                                                                85,536,000
                                                                                  $       155,786,000
               Total Automobiles & Components                                     $       155,786,000
               Consumer Durables & Apparel - 0.4 %
               Apparel, Accessories & Luxury Goods - 0.4 %
   1,200,000   Gap, Inc.                                                          $        22,440,000
               Total Consumer Durables & Apparel                                  $        22,440,000
               Media - 6.7 %
               Advertising - 1.0 %
     890,200   Omnicom Group                                                      $        65,038,012
               Movies & Entertainment - 0.4 %
   1,037,300   The Walt Disney Co.                                                $        23,391,115
               Publishing - 5.3 %
   1,000,000   Gannett Co.                                                        $        83,760,000
   3,494,400   John Wiley & Sons, Inc.                                                    111,646,080
   1,606,000   McGraw-Hill Co., Inc.                                                      127,982,140
                                                                                  $       323,388,220
               Total Media                                                        $       411,817,347
               Retailing - 4.6 %
               Apparel Retail - 0.3 %
     500,000   Liz Claiborne, Inc.                                                $        18,860,000
               Department Stores - 0.7 %
   1,734,800   May Department Stores Co.                                          $        44,462,924
               General Merchandise Stores - 2.3 %
     660,000   Family Dollar Stores, Inc.                                         $        17,886,000
   2,760,000   Target Corp.                                                               124,890,000
                                                                                  $       142,776,000
               Home Improvement Retail - 0.9 %
   1,000,000   Lowe's Companies, Inc.                                             $        54,350,000
               Specialty Stores - 0.4 %
     600,300   Barnes & Noble, Inc. *                                             $        22,211,100
               Total Retailing                                                    $       282,660,024
               Food & Drug Retailing - 2.9 %
               Drug Retail - 1.7 %
   2,851,200   Walgreen Co.                                                       $       102,158,496
               Food Distributors - 1.2 %
     500,100   Cardinal Health, Inc.                                              $        21,889,377
   1,732,400   Sysco Corp.                                                                 51,833,408
                                                                                  $        73,722,785
               Total Food & Drug Retailing                                        $       175,881,281
               Food, Beverage & Tobacco - 4.8 %
               Packaged Foods & Meats - 3.7 %
   1,766,000   Campbell Soup Co.                                                  $        46,428,140
     960,600   General Mills, Inc.                                                         43,130,940
   1,496,150   H.J. Heinz Co., Inc.                                                        53,891,323
   1,100,000   Hershey Foods Corp.                                                         51,381,000
   1,558,900   Sara Lee Corp.                                                              35,636,454
                                                                                  $       230,467,857
               Soft Drinks - 1.1 %
   1,357,900   PepsiCo, Inc.                                                      $        66,061,835
               Total Food, Beverage & Tobacco                                     $       296,529,692
               Household & Personal Products - 3.2 %
               Household Products - 3.2 %
   1,358,600   Colgate-Palmolive Co.                                              $        61,381,548
     300,000   Clorox Co.                                                                  15,990,000
     456,300   Estee Lauder Co.                                                            19,073,340
   1,800,000   Procter & Gamble Co.                                                        97,416,000
                                                                                  $       193,860,888
               Total Household & Personal Products                                $       193,860,888
               Health Care Equipment & Services - 5.2 %
               Health Care Distributors - 2.6 %
   1,233,300   Abbott Laboratories                                                $        52,242,588
   1,900,000   Johnson & Johnson                                                          107,027,000
                                                                                  $       159,269,588
               Health Care Equipment - 2.0 %
   1,532,800   Becton, Dickinson & Co.                                            $        79,245,760
     632,800   Guidant Corp.                                                               41,790,112
                                                                                  $       121,035,872
               Managed Health Care - 0.6 %
     482,300   United Healthcare Group, Inc.                                      $        35,564,802
               Total Health Care Equipment & Services                             $       315,870,262
               Pharmaceuticals & Biotechnology - 6.3 %
               Pharmaceuticals - 6.3 %
   1,103,000   Barr Laboratorie, Inc. *                                           $        45,697,290
     949,000   Eli Lilly & Co.                                                             56,987,450
   1,400,600   Merck & Co., Inc.                                                           46,219,800
   2,107,700   Mylan Laboratories, Inc. (b)                                                37,938,600
   1,200,000   Novartis AG (A.D.R.)                                                        56,004,000
   1,100,000   Pfizer, Inc.                                                                33,660,000
     389,800   Roche Holdings AG                                                           40,388,916
   3,792,800   Schering-Plough Corp. (b)                                                   72,290,768
                                                                                  $       389,186,824
               Total Pharmaceuticals & Biotechnology                              $       389,186,824
               Banks - 7.5 %
               Diversified Banks - 1.8 %
   2,048,000   U.S. Bancorp                                                       $        59,187,200
     900,000   Wells Fargo  & Co.                                                          53,667,000
                                                                                  $       112,854,200
               Regional Banks - 4.7 %
     755,700   First Horizon National Corp.                                       $        32,767,152
   2,864,648   National City Corp.                                                        110,632,706
     919,500   SouthTrust Corp.                                                            38,306,370
   1,150,000   SunTrust Banks, Inc. (b)                                                    80,971,500
     439,200   Zions Bancorporation                                                        26,808,768
                                                                                  $       289,486,496
               Thrifts & Mortgage Finance - 1.0 %
   1,530,760   Washington Mutual, Inc.                                            $        59,822,101
               Total Banks                                                        $       462,162,797
               Diversified Financials - 5.7 %
               Asset Management & Custody Banks - 3.9 %
   1,246,800   The Bank of New York Co., Inc.                                     $        36,369,156
     932,500   Federated Investors Inc.                                                    26,520,300
   1,613,600   State Street Corp.                                                          68,916,856
   2,100,000   T. Rowe Price Associates, Inc.                                             106,974,000
                                                                                  $       238,780,312
               Consumer Finance - 0.8 %
     900,000   American Express Co.                                               $        46,314,000
               Investment Banking & Brokerage - 1.0 %
   1,242,000   Merrill Lynch & Co., Inc.                                          $        61,752,240
               Total Diversified Financials                                       $       346,846,552
               Insurance - 3.0 %
               Multi-Line Insurance - 1.1 %
     962,218   American International Group, Inc.                                 $        65,421,202
               Property & Casualty Insurance - 1.9 %
   1,174,200   Chubb Corp.                                                        $        82,522,776
     760,400   Safeco Corp.                                                                34,712,260
                                                                                  $       117,235,036
               Total Insurance                                                    $       182,656,238
               Software & Services - 5.0 %
               Application Software - 2.7 %
     916,000   Adobe Systems, Inc.                                                $        45,314,520
   3,080,000   Microsoft Corp.                                                             85,162,000
     600,000   Symantec Corp. *                                                            32,928,000
                                                                                  $       163,404,520
               Data Processing & Outsourced Services - 2.3 %
   1,014,200   Automatic Data Processing, Inc.                                    $        41,906,744
     783,100   Computer Sciences Corp. *                                                   36,884,010
     552,800   DST Systems, Inc. * (b)                                                     24,583,016
     551,250   Fiserv, Inc. *                                                              19,216,575
     763,800   SunGard Data Systems, Inc. *                                                18,155,526
                                                                                  $       140,745,871
               Total Software & Services                                          $       304,150,391
               Technology Hardware & Equipment - 5.7 %
               Communications Equipment - 2.1 %
   4,408,261   Motorola, Inc.                                                     $        79,525,028
   3,600,000   Nokia Corp. (A.D.R.)                                                        49,392,000
                                                                                  $       128,917,028
               Computer Hardware - 3.6 %
     422,600   Apple Computer, Inc. *                                             $        16,375,750
     541,100   Diebold, Inc.                                                               25,269,370
   1,625,000   Dell, Inc. *                                                                57,850,000
   1,745,400   Hewlett-Packard Co.                                                         32,726,250
     624,000   IBM Corp.                                                                   53,501,760
   8,300,000   Sun Microsystems, Inc. *                                                    33,532,000
                                                                                  $       219,255,130
               Total Technology Hardware & Equipment                              $       348,172,158
               Semiconductors - 2.9 %
               Semiconductor Equipment - 0.8 %
   3,074,000   Applied Materials, Inc. *                                          $        50,690,260
               Semiconductors - 2.1 %
   3,240,000   Intel Corp.                                                        $        64,994,400
   2,868,000   Texas Instruments, Inc.                                                     61,031,040
                                                                                  $       126,025,440
               Total Semiconductors                                               $       176,715,700
               Telecommunication Services - 3.7 %
               Integrated Telecommunication Services - 3.7 %
     505,448   Alltel Corp.                                                       $        27,754,150
   3,059,600   BellSouth Corp.                                                             82,976,352
   4,495,637   SBC Communications, Inc.                                                   116,661,780
                                                                                  $       227,392,282
               Total Telecommunication Services                                   $       227,392,282
               Utilities - 2.0 %
               Electric Utilities - 1.5 %
     710,000   American Electric Power Co., Inc.                                  $        22,691,600
     750,000   Consolidated Edison, Inc.                                                   31,530,000
   1,200,000   Southern Co.                                                                35,976,000
                                                                                  $        90,197,600
               Gas Utilities - 0.4 %
     558,600   KeySpan Energy Corp.                                               $        21,897,120
               Water Utilities - 0.1 %
     375,000   Aqua America, Inc.                                                 $         8,291,250
               Total Utilities                                                    $       120,385,970
               TOTAL COMMON STOCKS
               (Cost   $4,104,912,728)                                            $     6,122,017,488

 Principal
   Amount                                                                                 Value
               TEMPORARY CASH INVESTMENTS - 0.1 %
               Repurchase Agreement - 0.1 %
  $4,900,000   UBS Warburg, Inc., 1.55%, dated 9/30/04, repurchase price of
               $4,900,000 plus accrued interest on 10/1/04 collateralized by
               $4,524,000 U.S. Treasury Bill, 5.625%, 5/15/08                     $         4,900,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost   $4,900,000)                                                $         4,900,000

               TOTAL INVESTMENT IN SECURITIES - 99.9%
               (Cost   $4,109,812,728)(a)                                         $     6,126,917,488

               OTHER ASSETS AND LIABILITIES - 0.1%                                $        4,789,854

               TOTAL NET ASSETS - 100.0%                                          $     6,131,707,342

          *    Non-income producing security.

   (A.D.R.)    American Depositary Receipt

        (a)    At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $4,113,386,572 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                          $  2,396,351,093

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                              (382,820,177)

               Net unrealized gain                                                $  2,013,530,916

        (b)    At September 30, 2004, the following securities were out on loan:

                                                                                         Market
   Shares                                  Description                                    Value
     325,300   DST Systems, Inc. *                                                $        14,466,091
     752,100   Mylan Laboratories, Inc.                                                    13,537,800
      32,000   Pioneer Natural Resources Co.                                                1,103,360
      47,600   Schering-Plough Corp.                                                          907,256
     445,200   SunTrust Banks, Inc.                                                        31,346,532
               Total                                                              $        61,361,039


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.